Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payables and Accrued Expenses

Accounts payables and accrued expenses consist of the following:

	March 31, 2020	December 31, 2019
Accounts payable	$862,910	$857,846
Accrued payroll	46,341	139,320
Accrued professional fees	227,936	329,826
Accrued board members fees	11,874	59,864
Accrued rent expense	212,834	269,644
Sales taxes payable (1)	289,319	329,089
Accrued interest	304,034	520,682
Accrued interest, related parties	79,523	79,523
Other accrued expenses	91,562	45,154
	$2,126,333	$2,630,948

(1)	See Note 11 Commitments and Contingencies –Taxes for details related to delinquent sales taxes.

Accounts payables and accrued expenses consist of the following:

	December 31, 2019	December 31, 2018
Accounts payable	$857,846	$841,334
Accrued payroll	139,320	181,452
Accrued professional fees	329,826	296,518
Accrued board members fees	59,864	143,108
Accrued rent expense	269,644	618,120
Sales taxes payable (1)	329,089	297,160
Accrued interest	520,682	433,494
Accrued interest, related parties	79,523	-
Other accrued expenses	45,154	76,194
	$2,630,948	$2,887,380

(1)	See Note 15 – Commitments and Contingencies –Taxes for detailed related to delinquent sales taxes.